Annual Total Returns - Fidelity® Small Cap Growth Fund [BarChart] - 07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-07 - Fidelity® Small Cap Growth Fund - Fidelity Small Cap Growth Fund-Retail Class
Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	26.55%
Annual Return 2011	(2.83%)
Annual Return 2012	13.04%
Annual Return 2013	44.53%
Annual Return 2014	3.86%
Annual Return 2015	5.79%
Annual Return 2016	10.97%
Annual Return 2017	29.01%
Annual Return 2018	(4.58%)
Annual Return 2019	36.31%